Mezzanine Equity And Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Mezzanine Equity And Stockholders' Equity (Deficit)
NOTE 12 — STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock
As of March 31, 2024 and December 31, 2023, the Company’s Third Amended and Restated Certificate of Incorporation, as amended at the Closing Date, authorized the Company to issue 250,000,000 shares of Common Stock. In conjunction with the AxoBio Disposition on March 26, 2024, 3,845,337 shares of Common Stock were returned to the Company and retired. As of March 31, 2024, there were 19,361,068 shares of Common Stock outstanding.
Series A Voting Convertible Preferred Stock
In connection with the AxoBio Acquisition, the Company issued 4,243 shares of Series A Preferred Stock to former stockholders of AxoBio. In conjunction with the AxoBio Disposition on March 26, 2024, such shares were returned to the Company and were retired.
Convertible Preferred Stock
Immediately prior to the Business Combination, Legacy Carmell had outstanding Series A convertible preferred stock (“Legacy Series A Preferred Stock”), Series B convertible preferred stock (“Legacy Series B Preferred Stock”), Series

C-1

convertible preferred stock (“Legacy Series

C-1

Preferred Stock”) and Series

C-2

convertible preferred stock (“Legacy Series

C-2

Preferred Stock”), which are collectively referred to herein as “Legacy Preferred Stock.”

Legacy Series A Preferred Stock, Legacy Series

C-1

Preferred Stock, and Legacy Series

C-2

Preferred Stock accrued cumulative dividends at a per annum rate of 7% calculated on the original issue price (the “Original Issue Price”), respectively. Such dividends accrued on each share of Legacy Preferred Stock commencing on the date of issuance. The Company accrued dividends of $75,084, $18,716, and $217,368 for Legacy Series A Preferred Stock, Legacy Series

C-1

Preferred Stock, and Legacy Series

C-2

Preferred Stock, respectively, for the three months ended March 31, 2023.
In connection with the Business Combination, all previously issued and outstanding shares of Legacy Preferred Stock were converted into an equivalent number of shares of Common Stock on a one-for-one

basis, then multiplied by the Exchange Ratio pursuant to the Business Combination Agreement.
2023 Long-Term Incentive Plan
In July 2023, the stockholders of the Company approved the 2023 Long-Term Incentive Plan (the “2023 Plan”), which replaced the Amended and Restated 2009 Stock Incentive Plan of Legacy Carmell (the “2009 Plan”). No new awards are being made under the 2009 Plan. Under the 2023 Plan, the Board may grant awards of stock options, stock appreciation rights, restricted stock, restricted stock units or other stock-based awards to employees and other recipients as determined by the Board. The exercise price per share for an option granted to employees owning stock representing more than 10% of the Company at the time of the grant cannot be less than 110% of the fair market value. Incentive and non-qualified

stock options granted to all persons shall be granted at a price no less than 100% of the fair market value and any price determined by the Board. Options expire no more than ten years after the date of the grant. Incentive stock options to employees owning more than 10% of the Company expire no more than five years after the date of grant. The vesting of stock options is determined by the Board. Generally, the options vest over a four-year period at a rate of 25% one year following the date of grant, with the remaining shares vesting equally on a monthly basis over the subsequent thirty-six

months.
The maximum number of shares that may be issued under the 2023 Plan is the sum of: (i) 1,046,408, (ii) an annual increase on January 1, 2024 and each anniversary of such date prior to the termination of the 2023 Plan, equal to the lesser of (a) 4% of the outstanding shares of our Common Stock determined on a fully diluted basis as of the immediately preceding year-end

and (b) such smaller number of shares as determined by the Board or the compensation committee of the Board, and (iii) the shares of Common Stock subject to 2009 Plan awards, to the extent those shares are added into the 2023 Plan by operation of the recycling provisions described below.
The maximum number of shares of Common Stock that may be issued under the 2023 Plan through incentive stock options is 1,046,408, provided that this limit will automatically increase on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2024 and ending on (and including) January 1, 2032, by an amount equal to the lesser of 1,500,000 shares or the number of shares added to the share pool as of such January 1, as described in clause (ii) of the preceding sentence. The following shares will be added (or added back) to the shares available for issuance under the 2023 Plan:

•	Shares subject to 2009 Plan or 2023 Plan awards that expire, terminate or are canceled or forfeited for any reason after the effectiveness of the 2023 Plan;

•	Shares that after the effectiveness of the 2023 Plan are withheld to satisfy the exercise price of an option issued under the 2009 Plan or 2023 Plan;

•	Shares that after the effectiveness of the 2023 Plan are withheld to satisfy tax withholding obligations related to any award under the 2009 Plan or 2023 Plan; and

•	Shares that after the effectiveness of the 2023 Plan are subject to a stock appreciation right that are not delivered on exercise or settlement.
However, the total number of shares underlying 2009 Plan awards that may be recycled into the 2023 Plan pursuant to the above-described rules will not exceed the number of shares underlying 2009 Plan awards as of the effective date of the 2023 Plan (as adjusted to reflect the Business Combination). Shares of Common Stock issued through the assumption or substitution of awards in connection with a future acquisition of another entity will not reduce the shares available for issuance under the 2023 Plan.
Warrant and Option Valuation
The Company computes the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees

is the contractual life, and the expected term used for options issued to employees and directors is the estimated period that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” grants for stock options. The Company utilizes an expected volatility figure based on a review of the historical volatilities over a period equivalent to the expected life of the instrument valued by similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon

bonds with a remaining term consistent with the expected term of the instrument being valued. The Company’s stock price was derived from a 409A valuation prior to the Business Combination and market price for all options and warrants granted thereafter.
Warrants Outstanding
A summary of the Common Stock warrant activity during the three months ended March 31, 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding and exercisable, December 31, 2023	4,638,454	$10.20	4.62	$1,382,919
Issued	—	—
Exercised	—	—
Expired	(20,713)	6.87

Outstanding and exercisable, March 31, 2024	4,617,741	$10.16	4.27	$777,855

Option Activity and Summary
A summary of the option activity during the three months ended March 31, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2023	1,689,765	$2.72	9.00	$1,850,397
Granted	70,000	3.57
Expired/Cancelled	(386,254)	2.90

Outstanding, March 31, 2024	1,373,511	$2.71	8.44	$193,527

Vested/Exercisable, March 31, 2024	332,737	$2.16	5.75	$149,501

The weighted average fair value of the options granted during the three months ended March 31, 2024 was based on a Black Scholes option pricing model using the following assumptions:

Expected volatility	70.0%
Expected term of option	6.0 -7.0
Range of risk-free interest rate	3.8% -4.3%
Dividend yield	0%
The Company recorded stock-based compensation expense for options of $211,469 and $180,509 for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, 2023, there was $1,765,553 of unrecognized compensation expense related to unvested stock options, which will be recognized over the weighted average remaining vesting period of 2.58 years.

NOTE 12 — MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock
On July 14, 2023, the Business Combination was consummated and the Company issued 12,053,517 shares of Common Stock to stockholders of Legacy Carmell. Immediately following the Business Combination, there were 19,236,305 shares of Common Stock outstanding. As of December 31, 2023, the Company’s Third Amended and Restated Certificate of Incorporation, as amended at the Closing Date, authorized the Company to issue 250,000,000 shares of Common Stock.
Series A Voting Convertible Preferred Stock
In connection with the AxoBio Acquisition, the Company issued 4,243 shares of Series A Preferred Stock to former stockholders of AxoBio.
Automatic Conversion:
The Series A Preferred Stock will be automatically converted into shares of Common Stock at a conversion rate of 1,000 shares of Common Stock for one share of Series A Preferred Stock on the tenth trading day following the announcement of the approval by Company’s stockholders of the issuance of Common Stock upon conversion of the Series A Preferred Stock (“Requisite Approval”). If the Company’s stockholders do not approve such conversion at the first meeting in which it is voted on by stockholders, the Company will submit issuance of Common Stock upon the conversion of the Series A Preferred Stock for the approval of the Company’s stockholders at least semi-annually until such approval is obtained. As of December 31, 2023, the Requisite Approval has not been obtained.
Voting:
Series A Preferred Stock has the same voting rights as holders of Common Stock in any such vote. The holders of the Series A Preferred Stock shall be entitled to a number of votes equal to the number of shares of Common Stock into which the Series A Preferred Stock is convertible. Unless and until the Company has obtained the Requisite Approval, the number of shares of Common Stock that shall be deemed issued upon conversion of the Series A Preferred Stock (for purposes of calculating the number of aggregate votes to which the holders of Series A Preferred Stock are entitled on an as-converted
basis) will be equal to that number of shares of Common Stock equal to the Cap, which is the number of shares of Common Stock equal to 19.9% of the Company’s outstanding Common Stock as of the issuance date of the Series A Preferred Stock.
Dividends:
 If and when declared by the Board, if the dividend is declared on Common Stock, the holders of Series A Preferred Stock will receive that dividend or distribution, on an as-if-converted
basis, in the same form as dividends paid on shares of Common Stock.
Liquidation:
 Prior to the Requisite Approval, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, including a change of control transaction, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, the amount per share if such holders converted all of the Series A Preferred Stock into Common Stock.

Convertible Preferred Stock
As of December 31, 2022 and immediately prior to the Business Combination, Legacy Carmell had outstanding Series A convertible preferred stock (“Series A Preferred Stock”), Series B convertible preferred stock (“Series B Preferred Stock”), Series
C-1
convertible preferred stock (“Series
C-1
Preferred Stock”) and Series
C-2
Preferred Stock, which are collectively referred to herein as “Preferred Stock.”
As of December 31, 2022, Convertible Preferred Stock consisted of the following:

	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Issuance Price
Series A convertible preferred stock	2,010,728	2,010,728	$7,714,336	$7,714,336	$2.19
Series B convertible preferred stock	2,893,515	2,824,881	7,025,434	7,025,434	2.49
Series C-1 convertible preferred stock	3,436,863	426,732	772,028	772,028	2.54
Series C-2 convertible preferred stock	6,011,960	5,857,512	15,904,275	15,904,275	2.15
Legacy Carmell Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock accrued cumulative dividends at a per annum rate of 7% calculated on the original issue price (the “Original Issue Price”). Such dividends accrue on each share of Preferred Stock commencing on the date of issuance. The Company accrued dividends of $164,510, $40,551, and $470,962 for Legacy Carmell Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock for the period from January 1, 2023 to July 13, 2023. As of December 31, 2022, the Company has accrued dividends of $3,254,803, $9,470, and $239,104 for Legacy Carmell Series A Preferred Stock, Series
C-1
Preferred Stock, and Series
C-2
Preferred Stock, respectively.
In connection with the Business Combination, all previously issued and outstanding Preferred Stock was converted into an equivalent number of shares of Common Stock on a one-for-one
basis, then multiplied by the Exchange Ratio pursuant to the Business Combination Agreement.
2023 Long-Term Incentive Plan
In July 2023, the stockholders of the Company approved the 2023 Long-Term Incentive Plan (the “2023 Plan”), which replaced the Amended and Restated 2009 Stock Incentive Plan of Legacy Carmell (the “2009 Plan”). No new awards are being made under the 2009 Plan. Under the 2023 Plan, the Board may grant awards of stock options, stock appreciation rights, restricted stock, restricted stock units or other stock-based awards to employees and other recipients as determined by the Board. The exercise price per share for an option granted to employees owning stock representing more than 10% of the Company at the time of the grant cannot be less than 110% of the fair market value. Incentive and non-qualified
stock options granted to all persons shall be granted at a price no less than 100% of the fair market value and any price determined by the Board. Options expire no more than ten years after the date of the grant. Incentive stock options to employees owning more than 10% of the Company expire no more than five years after the date of grant. The vesting of stock options is determined by the Board. Generally, the options vest over a four-year period at a rate of 25% one year following the date of grant, with the remaining shares vesting equally on a monthly basis over the subsequent thirty-six
months.
The maximum number of shares that may be issued under the 2023 Plan is the sum of: (i) 1,046,408, (ii) an annual increase on January 1, 2024 and each anniversary of such date prior to the termination of the 2023 Plan, equal to the lesser of (a) 4% of the outstanding shares of our Common Stock determined on a fully diluted basis as of the immediately preceding year-end
and (b) such smaller number of shares as determined by the Board or compensation committee, and (iii) the shares of Common Stock subject to 2009 Plan awards, to the extent those shares are added into the 2023 Plan by operation of the recycling provisions described below.
The maximum number of shares of Common Stock that may be issued under the 2023 Plan through incentive stock options is 1,046,408, provided that this limit will automatically increase on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2024 and ending on (and including) January 1, 2032, by an amount equal to the lesser of 1,500,000 shares or the number of shares added to the share pool as of such January 1, as described in clause (ii) of the preceding sentence. The following shares will be added (or added back) to the shares available for issuance under the 2023 Plan:

•	Shares subject to 2009 Plan or 2023 Plan awards that expire, terminate or are canceled or forfeited for any reason after the effectiveness of the 2023 Plan;

•	Shares that after the effectiveness of the 2023 Plan are withheld to satisfy the exercise price of an option issued under the 2009 Plan or 2023 Plan;

•	Shares that after the effectiveness of the 2023 Plan are withheld to satisfy tax withholding obligations related to any award under the 2009 Plan or 2023 Plan; and

•	Shares that after the effectiveness of the 2023 Plan are subject to a stock appreciation right that are not delivered on exercise or settlement.
However, the total number of shares underlying 2009 Plan awards that may be recycled into the 2023 Plan pursuant to the above-described rules will not exceed the number of shares underlying 2009 Plan awards as of the effective date of the 2023 Plan (as adjusted to reflect the Business Combination). Shares of Common Stock issued through the assumption or substitution of awards in connection with a future acquisition of another entity will not reduce the shares available for issuance under the 2023 Plan.
Warrant and Option Valuation
The Company computes the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees
is the contractual life, and the expected term used for options issued to employees and directors is the estimated period that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” grants for stock options. The Company utilizes an expected volatility figure based on a review of the historical volatilities over a period equivalent to the expected life of the instrument valued by similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The Company’s stock price was derived from a 409A valuation prior to the Business Combination and market price for all options and warrants granted thereafter.
Warrants Outstanding
During the year ended December 31, 2023, the Company issued 16,489 warrants in connection with notes payable (see Note 8). Also during 2023, the Company assumed the Public Warrants in conjunction with the Business Combination. Each whole Public Warrant has an exercise price of $11.50 and a term of five years from the Closing Date. The following table presents information related to Common Stock warrants for the year ended December 31, 2023.

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life in	Intrinsic
	Warrants	Price	Years	Value
Outstanding and exercisable, December 31, 2022	644,980	$2.08	5.03	$—
Warrants issued	16,489	14.20
Public Warrants assumed in Business Combination	3,976,985	11.50

Outstanding and exercisable, December 31, 2023	4,638,454	$10.20	4.62	$1,382,919

Option Outstanding
A summary of the option activity during the year ended December 31, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2022	2,235,313	$2.12	8.07	$1,083,492
Granted	1,504,638	2.92
Exercised	(21,158)	1.94
Expired/Cancelled	(2,029,028)	2.21

Outstanding, December 31, 2023	1,689,765	$2.72	9.00	$1,850,397

Vested/Exercisable, December 31, 2023	283,438	$2.06	6.18	$496,063

The weighted average fair value of the options granted during the year ended December 31, 2023 was based on a Black Scholes option pricing model using the following assumptions:

Expected volatility	70% - 76%
Expected term of option	6.0 - 7.0
Range of risk-free interest rate	3.6% - 3.8%
Dividend yield	0%

The Company recorded stock-based compensation expense for options of $667,682 and $609,891 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, there was approximately $2,597,602 of total unrecognized compensation expense related to unvested stock options, which will be recognized over the weighted average remaining vesting period of 3.08 years.